UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-03757

Dreyfus Premier California AMT-Free Municipal Bond Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	05/31
Date of reporting period:	08/31/18

FORM N-Q

Item 1.             Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus California AMT-Free Municipal Bond Fund
August 31, 2018 (Unaudited)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 100.1%
California - 99.4%
ABAG Finance Authority for Nonprofit
Corporations,
Revenue Bonds (Sharp HealthCare)	5.00	8/1/43	13,250,000		14,431,237
ABAG Finance Authority for Nonprofit
Corporations,
Revenue Bonds (Sharp HealthCare)	6.00	8/1/30	5,000,000		5,575,200
Alameda Corridor Transportation
Authority,
Second Subordinate Lien Revenue
Bonds	5.00	10/1/37	1,650,000		1,843,595
Allan Hancock Joint Community College,
GO (Convertible CABS-Election of
2006)	0/5.60	8/1/47	11,375,000	[a]	7,217,324
Anaheim Community Facilities District
Number 08-1,
Special Tax Revenue Bonds (Platinum
Triangle)	4.00	9/1/46	2,000,000		2,013,600
Anaheim Community Facilities District
Number 08-1,
Special Tax Revenue Bonds (Platinum
Triangle)	4.00	9/1/41	5,250,000		5,303,707
California,
GO (Various Purpose)	5.00	8/1/36	7,000,000		8,085,140
California,
GO (Various Purpose)	5.00	2/1/38	5,000,000		5,460,300
California,
GO (Various Purpose)	5.00	9/1/36	10,000,000		11,565,100
California,
GO (Various Purpose)	5.25	2/1/29	13,835,000		15,341,631
California,
GO (Various Purpose)	5.25	9/1/31	25,000,000		27,483,500
California,
GO (Various Purpose)	5.25	10/1/32	9,170,000		10,091,035
California,
GO (Various Purpose)	5.25	3/1/30	15,000,000		15,795,450
California,
GO (Various Purpose)	5.25	9/1/32	19,500,000		21,407,295
California,
GO (Various Purpose)	5.50	3/1/40	17,500,000		18,439,050
California,
GO (Various Purpose)	5.50	11/1/35	10,000,000		10,787,400
California,
GO (Various Purpose)	6.00	3/1/33	2,000,000		2,130,180

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 100.1% (continued)
California - 99.4% (continued)
California,
GO (Various Purpose)	6.50	4/1/33	11,505,000		11,826,680
California Communities Development
Authority,
Revenue Bonds, Refunding (Front
Porch Communities & Services)	5.00	4/1/47	4,555,000		5,053,545
California County Tobacco Securitization
Agency,
Tobacco Settlement Asset-Backed
Refunding Bonds (Kern County
Tobacco Funding Corporation)	5.00	6/1/34	5,000,000		5,340,400
California County Tobacco Securitization
Agency,
Tobacco Settlement Revenue Bonds	0.00	6/1/46	12,500,000	[b]	1,843,875
California Education Facilities Authority,
Revenue Bonds (Loma Linda
University)	5.00	4/1/36	3,845,000		4,357,116
California Education Facilities Authority,
Revenue Bonds (Loma Linda
University)	5.00	4/1/37	1,500,000		1,694,985
California Educational Facilities
Authority,
Revenue Bonds (Chapman University)	5.00	4/1/45	2,305,000		2,560,648
California Educational Facilities
Authority,
Revenue Bonds (Chapman University)	5.00	4/1/40	5,000,000		5,576,550
California Educational Facilities
Authority,
Revenue Bonds (Occidental College)	5.00	10/1/45	500,000		566,010
California Educational Facilities
Authority,
Revenue Bonds (Pepperdine
University)	5.00	9/1/45	5,000,000		5,659,900
California Educational Facilities
Authority,
Revenue Bonds (Pooled College and
University Projects) (Escrowed to
Maturity)	5.63	7/1/23	90,000		98,272
California Health Facilities Authority,
Revenue Bonds, Refunding (Stanford
Health Care)	5.00	11/15/37	3,360,000		3,902,203
California Health Facilities Financing
Authority,
Revenue Bonds (Adventist Health
System/West)	4.00	3/1/39	2,925,000		3,020,618
California Health Facilities Financing
Authority,
Revenue Bonds (Children's Hospital)	5.00	8/15/47	2,000,000		2,228,640

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 100.1% (continued)
California - 99.4% (continued)
California Health Facilities Financing
Authority,
Revenue Bonds (City of Hope)	5.00	11/15/24	1,600,000		1,793,520
California Health Facilities Financing
Authority,
Revenue Bonds (Lucie Salter Packard
Children's Hospital at Sanford)	5.00	7/1/37	590,000	[c]	656,174
California Health Facilities Financing
Authority,
Revenue Bonds (Lucie Salter Packard
Children's Hospital at Sanford)	5.00	7/1/47	875,000	[c]	964,066
California Health Facilities Financing
Authority,
Revenue Bonds (Providence Health and
Services)	5.00	10/1/31	4,430,000		5,044,928
California Health Facilities Financing
Authority,
Revenue Bonds (Providence Health and
Services)	5.00	10/1/30	3,500,000		4,002,775
California Health Facilities Financing
Authority,
Revenue Bonds (Rady Children's
Hospital - San Diego)	5.25	8/15/41	8,500,000		9,096,955
California Health Facilities Financing
Authority,
Revenue Bonds (Saint Joseph Health
System)	5.00	7/1/37	7,500,000		8,339,325
California Health Facilities Financing
Authority,
Revenue Bonds (Scripps Health)	5.00	11/15/36	7,525,000		7,830,891
California Health Facilities Financing
Authority,
Revenue Bonds (Stanford Hospital and
Clinics)	5.00	8/15/42	1,000,000		1,098,070
California Health Facilities Financing
Authority,
Revenue Bonds (Sutter Health)	5.00	11/15/30	750,000		866,325
California Health Facilities Financing
Authority,
Revenue Bonds (Sutter Health)	5.00	11/15/46	12,275,000		13,856,020
California Health Facilities Financing
Authority,
Revenue Bonds (Sutter Health)	5.00	11/15/31	1,150,000		1,323,478
California Health Facilities Financing
Authority,
Revenue Bonds (Sutter Health)	5.00	11/15/48	3,000,000		3,409,140
California Health Facilities Financing
Authority,
Revenue Bonds (Sutter Health)	5.00	8/15/43	2,000,000		2,251,700

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 100.1% (continued)
California - 99.4% (continued)
California Health Facilities Financing
Authority,
Revenue Bonds (Sutter Health)	5.25	8/15/31	3,500,000		3,828,895
California Infrastructure and Economic
Development Bank,
Revenue Bonds (Academy of Motion
Pictures Arts and Sciences Obligated
Group)	5.00	11/1/41	2,250,000		2,507,760
California Municipal Finance Authority,
Charter School Revenue Bonds (The
Palmdale Aerospace Academy Project)	5.00	7/1/46	1,670,000	[c]	1,713,370
California Municipal Finance Authority,
Charter School Revenue Bonds (The
Palmdale Aerospace Academy Project)	5.00	7/1/41	1,750,000	[c]	1,801,240
California Municipal Finance Authority,
Revenue Bonds (Biola University)	5.00	10/1/39	1,000,000		1,130,650
California Municipal Finance Authority,
Revenue Bonds (California Baptist
University)	5.00	11/1/46	2,500,000	[c]	2,734,250
California Municipal Finance Authority,
Revenue Bonds (Channing House
Project)	5.00	5/15/47	2,500,000		2,845,350
California Municipal Finance Authority,
Revenue Bonds (Community Medical
Centers)	5.00	2/1/37	1,000,000		1,113,000
California Municipal Finance Authority,
Revenue Bonds (Community Medical
Centers)	5.00	2/1/36	1,000,000		1,116,870
California Municipal Finance Authority,
Revenue Bonds (Eisenhower Medical
Center)	5.00	7/1/42	2,500,000		2,746,550
California Municipal Finance Authority,
Revenue Bonds (Eisenhower Medical
Center)	5.00	7/1/42	3,500,000		3,845,170
California Municipal Finance Authority,
Revenue Bonds (Eisenhower Medical
Center)	5.00	7/1/37	1,000,000		1,104,170
California Municipal Finance Authority,
Revenue Bonds (Eisenhower Medical
Center)	5.00	7/1/36	1,100,000		1,217,216
California Municipal Finance Authority,
Student Housing Revenue Bonds
(Bowles Hall Foundation)	5.00	6/1/50	1,500,000		1,616,205
California Pollution Control Financing
Authority,
Revenue Bonds (San Jose Water
Company Project)	5.10	6/1/40	5,500,000		5,877,795

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 100.1% (continued)
California - 99.4% (continued)
California Pollution Control Financing
Authority,
Water Facilities Revenue Bonds
(American Water Capital Corporation
Project)	5.25	8/1/40	7,500,000	[c]	7,937,475
California Public Finance Authority,
Revenue Bonds (Henry Mayo Newhall
Hospital)	5.00	10/15/47	3,000,000		3,233,940
California Public Finance Authority,
Revenue Bonds, Refunding (Sharp
Healthcare)	5.00	8/1/47	4,000,000		4,507,960
California Public Finance Authority,
University Housing Revenue Bonds
(NCCD-Claremont Properties LLC-
Claremont Colleges Project)	5.00	7/1/47	1,000,000	[c]	1,039,710
California School Finance Authority,
Charter School Revenue Bonds (Aspire
Public Schools - Obligated Group)	5.00	8/1/41	1,750,000	[c]	1,873,148
California School Finance Authority,
School Facility Revenue Bonds (Alliance
for College-Ready Public Schools
Projects)	5.00	7/1/45	3,500,000	[c]	3,734,955
California State Public Works Board,
LR (Department of Corrections and
Rehabilitation) (Various Correctional
Facilities)	5.00	9/1/26	5,000,000		5,796,750
California State Public Works Board,
LR (Judicial Council of California)
(Various Judicial Council Projects)	5.00	12/1/31	10,000,000		10,949,200
California Statewide Communities
Development Authority,
Revenue Bonds (Loma Linda
University Medical Center) Series A	5.50	12/1/58	1,500,000	[c]	1,655,715
California Statewide Communities
Development Authority,
Revenue Bonds (American Baptist
Homes of the West)	5.00	10/1/45	3,550,000		3,837,053
California Statewide Communities
Development Authority,
Revenue Bonds (Baptist University)	5.00	11/1/32	1,855,000	[c]	2,097,671
California Statewide Communities
Development Authority,
Revenue Bonds (Baptist University)	5.00	11/1/41	700,000	[c]	775,250
California Statewide Communities
Development Authority,
Revenue Bonds (Buck Institute for
Research on Aging) (Insured; Assured
Guaranty Municipal Corp.)	5.00	11/15/34	2,390,000		2,679,811

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 100.1% (continued)
California - 99.4% (continued)
California Statewide Communities
Development Authority,
Revenue Bonds (Cottage Health System
Obligated Group)	5.00	11/1/43	4,000,000		4,410,960
California Statewide Communities
Development Authority,
Revenue Bonds (Cottage Health System
Obligated Group)	5.00	11/1/40	11,940,000		12,534,015
California Statewide Communities
Development Authority,
Revenue Bonds (Cottage Health System
Obligated Group)	5.25	11/1/30	3,750,000		3,996,750
California Statewide Communities
Development Authority,
Revenue Bonds (Henry Mayo Newhall
Memorial Hospital) (Insured; Assured
Guaranty Municipal Corp.)	5.25	10/1/43	2,100,000		2,318,757
California Statewide Communities
Development Authority,
Revenue Bonds (John Muir Health)	5.00	8/15/41	1,200,000		1,352,244
California Statewide Communities
Development Authority,
Revenue Bonds (Loma Linda University
Medical Center)	5.00	12/1/36	5,250,000	[c]	5,727,487
California Statewide Communities
Development Authority,
Revenue Bonds (University of
California, Irvine East Campus
Apartments)	5.00	5/15/40	3,000,000		3,337,470
California Statewide Communities
Development Authority,
Revenue Bonds (Viamonte Senior
Living Project)	3.00	7/1/25	3,700,000		3,759,015
California Statewide Communities
Development Authority,
Student Housing Revenue Bonds
(University of California Irvine Campus
Apartments Phase IV)	5.00	5/15/42	4,000,000		4,494,080
Carlsbad Unified School District,
GO	0/6.00	5/1/34	5,000,000	[a,d]	5,819,850
Escondido Union High School District,
GO	0.00	8/1/46	3,000,000	[b]	954,390
Foothill/Eastern Transportation Corridor
Agency,
Senior Lien Toll Road Revenue Bonds
(Insured; Assured Guaranty Municipal
Corp.)	0.00	1/15/35	10,000,000	[b]	5,189,200

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 100.1% (continued)
California - 99.4% (continued)
Fresno Joint Powers Financing Authority,
Lease Revenue Bonds (Master Lease
Project) (Insured; Assured Guaranty
Municipal Corporation)	5.00	4/1/37	850,000		956,429
Fresno Joint Powers Financing Authority,
Lease Revenue Bonds (Master Lease
Project) (Insured; Assured Guaranty
Municipal Corporation)	5.00	4/1/35	1,000,000		1,133,190
Golden State Tobacco Securitization
Corporation,
Revenue Bonds (Tobacco Settlement)	5.00	6/1/26	2,500,000		2,870,825
Golden State Tobacco Securitization
Corporation,
Revenue Bonds , Refunding, Series A-1	5.00	6/1/47	9,500,000		9,766,475
Golden State Tobacco Securitization
Corporation,
Tobacco Settlement Asset-Backed
Bonds	0.00	6/1/47	50,000,000	[b]	8,876,500
Golden State Tobacco Securitization
Corporation,
Tobacco Settlement Asset-Backed
Bonds	5.00	6/1/29	8,000,000		9,188,400
Grossmont Union High School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	0.00	8/1/23	4,850,000	[b]	4,354,281
Grossmont Union High School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	0.00	8/1/26	3,265,000	[b]	2,647,393
Grossmont Union High School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	0.00	8/1/22	3,605,000	[b]	3,327,703
Imperial Irrigation District,
Electric System Revenue Bonds	5.00	11/1/37	2,500,000		2,859,875
Imperial Irrigation District,
Electric System Revenue Bonds	5.00	11/1/38	1,800,000		2,055,114
Irvine Community Facilities District
Number 2013-3 Improvement Area
Number 1,
Special Tax Revenue Bonds (Great
Park)	5.00	9/1/44	2,500,000		2,692,625
Irvine Unified School District,
Special Tax	5.00	9/1/42	1,000,000		1,114,830
Irvine Unified School District,
Special Tax	5.00	9/1/42	400,000		445,932
Irvine Unified School District,
Special Tax	5.00	9/1/42	1,000,000		1,114,830
Jurupa Public Financing Authority,
Special Tax Revenue Bonds	5.00	9/1/42	3,420,000		3,778,587

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 100.1% (continued)
California - 99.4% (continued)
Lancaster Redevelopment Agency,
Successor Agency Tax Allocation (Comb
Redevelopment Project Areas)
(Insured; Assured Guaranty Municipal
Corporation)	5.00	8/1/33	1,200,000	1,375,944
Lodi Public Financing Authority,
Electric Revenue Bonds (Insured;
Assured Guaranty Municipal
Corporation)	5.00	9/1/30	1,275,000	1,532,716
Long Beach,
Harbor Revenue Bonds	5.00	5/15/42	3,500,000	3,966,935
Los Angeles Community Facilities District
Number 4,
Special Tax Revenue Bonds (Playa
Vista-Phase 1)	5.00	9/1/29	1,190,000	1,342,522
Los Angeles Community Facilities District
Number 4,
Special Tax Revenue Bonds (Playa
Vista-Phase 1)	5.00	9/1/30	1,110,000	1,246,386
Los Angeles County Public Works
Financing Authority,
LR	5.00	12/1/45	4,000,000	4,539,160
Los Angeles County Regional Financing
Authority,
Revenue Bonds (MonteCedro Inc.
Project)	5.00	11/15/44	2,000,000	2,195,340
Los Angeles Department of Airports,
Senior Revenue Bonds (Los Angeles
International Airport)	5.00	5/15/29	3,915,000	4,141,953
Los Angeles Department of Airports,
Senior Revenue Bonds (Los Angeles
International Airport)	5.00	5/15/35	25,000,000	26,406,000
Los Angeles Department of Airports,
Senior Revenue Bonds (Los Angeles
International Airport)	5.00	5/15/38	3,500,000	3,901,625
Los Angeles Department of Airports,
Senior Revenue Bonds (Los Angeles
International Airport)	5.25	5/15/26	1,500,000	1,597,380
Los Angeles Department of Airports,
Senior Revenue Bonds (Los Angeles
International Airport)	5.25	5/15/29	16,090,000	16,525,395
Los Angeles Department of Airports,
Subordinate Revenue Bonds (Los
Angeles International Airport)	5.00	5/15/38	4,500,000	5,097,420
Los Angeles Harbor Department,
Revenue Bonds	4.00	8/1/39	10,000,000	10,426,700
Los Angeles Harbor Department,
Revenue Bonds	5.00	8/1/39	2,050,000	2,323,696

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 100.1% (continued)
California - 99.4% (continued)
Los Angeles Harbor Department,
Revenue Bonds	5.25	8/1/25	8,000,000		8,266,480
Los Angeles Unified School District,
GO	5.00	7/1/28	2,000,000		2,392,400
Metropolitan Water District of Southern
California,
Water Revenue Bonds	5.00	7/1/40	2,000,000		2,299,580
Metropolitan Water District of Southern
California,
Water Revenue Bonds	5.00	10/1/34	5,000,000		5,532,800
North Natomas Community Facilities
District Number 4,
Special Tax Bonds	5.25	9/1/26	2,760,000		3,107,015
Northern California Power Agency,
Revenue Bonds (Hydroelectric Project
Number 1) (Insured; AMBAC)
(Prerefunded)	7.50	7/1/21	295,000	[d]	329,887
Northern California Transmission
Agency,
Revenue Bonds (California-Oregon
Transmission Project)	5.00	5/1/38	1,565,000		1,794,899
Northern California Transmission
Agency,
Revenue Bonds (California-Oregon
Transmission Project)	5.00	5/1/39	1,500,000		1,718,130
Norwalk-La Mirada Unified School
District,
GO (Insured; Assured Guaranty Corp.)	0.00	8/1/38	5,645,000	[b]	2,476,744
Oakland Redevelopment Successor
Agency,
Subordinated Tax Allocation Revenue
Bonds (Insured; Assured Guaranty
Municipal Corp.)	5.00	9/1/36	3,000,000		3,408,150
Oakland Unified School District,
GO	5.00	8/1/40	3,500,000		3,977,995
Orange County Community Facilities
District,
Special Tax Revenue Bonds (Escencia
Village Improvement Area #1)	5.00	8/15/42	3,000,000		3,343,110
Orange County Community Facilities
District,
Special Tax Revenue Bonds (Escencia
Village Improvement Area #1)	5.00	8/15/47	1,000,000		1,109,960
Orange County Community Facilities
District Number 2016-1,
Special Tax Revenue Bonds (Village of
Escencia)	5.00	8/15/41	6,000,000		6,571,440
Palomar Community College District,
GO	0/6.38	8/1/45	16,615,000	[a]	13,070,522

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 100.1% (continued)
California - 99.4% (continued)
Palomar Health,
Revenue Bonds	5.00	11/1/26	1,845,000	2,087,322
Palomar Health,
Revenue Bonds, Refunding (Palomar
Health and Arch Health Partners)	5.00	11/1/42	5,000,000	5,431,850
Peralta Community College District,
GO (Dedicated Unlimited Ad Valorem
Property Tax Bonds)	4.00	8/1/39	5,000,000	5,217,600
Pomona Redevelopment Agency,
Tax Allocation Revenue Bonds (West
Holt Avenue Redevelopment Project)	5.50	5/1/32	3,000,000	3,657,390
Pomona Unified School District,
GO (Insured; Build America Mutual
Assurance Company)	5.00	8/1/39	2,000,000	2,228,700
Sacramento County,
Airport System Revenue Bonds,
Refunding, Ser. B	5.00	7/1/35	1,000,000	1,174,600
Sacramento County,
Airport System Revenue Bonds,
Refunding, Ser. B	5.00	7/1/36	1,375,000	1,609,946
Sacramento County,
Airport System Senior Revenue Bonds	5.00	7/1/41	3,250,000	3,695,217
Sacramento County Sanitation Districts
Financing Authority,
Revenue Bonds (Sacramento Regional
County Sanitation District)	5.00	12/1/26	7,000,000	7,731,780
Sacramento County Water Financing
Authority,
Revenue Bonds (Sacramento County
Water Agency Zones 40 and 41 Water
System Project) (Insured; National
Public Finance Guarantee Corp.)	5.00	6/1/25	5,000,000	5,116,000
Sacramento Municipal Utility District,
Electric Revenue Bonds	5.00	8/15/28	1,845,000	2,010,220
San Diego Association of Governments,
South Bay Expressway Toll Revenue
Bonds, Refunding	5.00	7/1/42	6,000,000	6,888,780
San Diego Association of Governments,
South Bay Expressway Toll Revenue
Bonds, Refunding	5.00	7/1/38	2,000,000	2,307,960
San Diego County Regional Airport
Authority,
Revenue Bonds, Refunding	5.00	7/1/42	3,000,000	3,429,420
San Diego County Regional Airport
Authority,
Subordinate Airport Revenue	5.00	7/1/34	3,000,000	3,168,480
San Diego County Regional
Transportation Commission,
Sales Tax Revenue Bonds	5.00	4/1/44	10,000,000	11,237,300

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 100.1% (continued)
California - 99.4% (continued)
San Francisco City & County Commission
International Airport,
Revenue Bonds, Refunding	5.00	5/1/47	10,000,000		11,375,400
San Francisco City and County Airport
Commission,
Second Series Revenue Bonds (San
Francisco International Airport)	5.00	5/1/29	2,000,000		2,208,200
San Francisco City and County Airport
Commission,
Second Series Revenue Bonds (San
Francisco International Airport)	5.00	5/1/28	2,000,000		2,211,940
San Francisco City and County Airport
Commission,
Second Series Revenue Bonds (San
Francisco International Airport)	5.00	5/1/32	1,000,000		1,142,470
San Francisco City and County Airport
Commission,
Second Series Revenue Bonds (San
Francisco International Airport)	5.00	5/1/29	1,000,000		1,161,080
San Francisco City and County Public
Utilities Commission,
San Francisco Water Revenue Bonds	5.00	11/1/37	10,000,000		10,985,400
San Francisco City and County
Redevelopment Agency Community
Facilities District Number 6,
Special Tax Revenue Bonds (Mission
Bay South Public Improvements)	0.00	8/1/21	500,000	[b]	426,535
San Joaquin Hills Transportation Corridor
Agency,
Senior Lien Toll Road Revenue Bonds	5.00	1/15/50	5,000,000		5,430,100
San Jose Airport,
Revenue Bonds	5.00	3/1/42	2,550,000		2,901,033
Santa Margarita Water District
Community Facilities District Number
2013-1,
Special Tax Revenue Bonds (Village of
Sendero)	5.63	9/1/43	7,000,000		7,602,070
Santa Margarita Water District
Community Facilities District Number
99-1,
Special Tax Revenue Bonds (Talega)	5.00	9/1/27	1,945,000		2,166,944
South Orange County Public Financing
Authority,
Special Tax Senior Lien Revenue Bonds
(Ladera Ranch)	5.00	8/15/29	1,500,000		1,628,295
South Orange County Public Financing
Authority,
Special Tax Senior Lien Revenue Bonds
(Ladera Ranch)	5.00	8/15/30	1,000,000		1,082,250

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 100.1% (continued)
California - 99.4% (continued)
Southern California Public Power
Authority,
Revenue Bonds (Linden Wind Energy
Project)	5.00	7/1/29	2,230,000	2,362,261
Southern California Public Power
Authority,
Revenue Bonds (Linden Wind Energy
Project)	5.00	7/1/28	3,145,000	3,335,052
Southern California Public Power
Authority,
Revenue Bonds (Milford Wind Corridor
Phase I Project)	5.00	7/1/29	11,865,000	12,352,296
Southern California Public Power
Authority,
Revenue Bonds (Windy Point/Windy
Flats Project)	5.00	7/1/27	11,765,000	12,499,960
Stockton Unified School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/25	1,620,000	1,795,414
Stockton Unified School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/26	1,115,000	1,234,428
Stockton Unified School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	8/1/38	2,500,000	2,781,575
Successor Agency to the Redevelopment
Agency of the City and County of San
Francisco,
Tax Allocation Revenue Bonds (Mission
Bay North Redevelopment Project)	5.00	8/1/36	1,555,000	1,772,389
Successor Agency to the Redevelopment
Agency of the City and County of San
Francisco,
Tax Allocation Revenue Bonds (Mission
Bay South Redevelopment Project)
(Insured; National Public Finance
Guarantee Corp.)	5.00	8/1/41	1,750,000	1,978,883
Successor Agency to the Redevelopment
Agency of the City and County of San
Francisco,
Tax Allocation Revenue Bonds (Mission
Bay South Redevelopment Project)
(Insured; National Public Finance
Guarantee Corp.)	5.00	8/1/43	1,100,000	1,241,405
Successor Agency to the Redevelopment
Agency of the City of Pittsburg,
Subordinate Tax Allocation Revenue
Bonds (Los Medanos Community
Development Project) (Insured;
Assured Guaranty Municipal Corp.)	5.00	9/1/28	3,000,000	3,478,830

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 100.1% (continued)
California - 99.4% (continued)
Tender Option Bond Trust Receipts
(Series 2016-XM0375), 6/1/39,
(Riverside County Transportation
Commission, Sales Tax Revenue Bonds)
Non-recourse	5.25	6/1/21	6,750,000	[c,e]	7,938,420
Tender Option Bond Trust Receipts
(Series 2016-XM0379), 7/1/43,
(Los Angeles Department of Water and
Power, Water System Revenue Bonds)
Non-recourse	5.00	7/1/20	12,750,000	[c,e]	13,922,362
Tobacco Securitization Authority,
North Tobacco Settlement Revenue
Bonds (Capital Appreciation-2nd Sub-
Asset Backed C)	0.00	6/1/45	66,760,000	[b]	8,133,371
Tobacco Securitization Authority,
Revenue Bonds , Refunding	0.00	6/1/46	45,000,000	[b]	7,936,650
Tobacco Securitization Authority of
Southern California,
Tobacco Settlement Asset-Backed
Bonds (San Diego County Tobacco
Asset Securitization Corporation)	4.75	6/1/25	595,000		597,517
Tobacco Securitization Authority of
Southern California,
Tobacco Settlement Asset-Backed
Bonds (San Diego County Tobacco
Asset Securitization Corporation)	5.13	6/1/46	8,850,000		8,887,436
Torrance,
Revenue Bonds (Torrance Memorial
Medical Center)	5.00	9/1/40	3,000,000		3,131,550
Turlock Irrigation District,
First Priority Subordinated Revenue	5.00	1/1/36	4,415,000	[d]	5,057,338
Turlock Irrigation District,
Revenue Bonds	5.00	1/1/26	25,000		26,090
University of California,
Systemwide Revenue Bonds	5.00	11/1/38	5,000,000		5,810,950
University of California Regents,
General Revenue Bonds	5.25	5/15/30	3,000,000		3,492,360
University of California Regents,
Limited Project Revenue Bonds	5.00	5/15/42	10,000,000		10,976,800
University of California Regents,
Medical Center Pooled Revenue Bonds	4.00	5/15/44	3,000,000		3,075,840
University of California Regents,
Medical Center Pooled Revenue Bonds	5.00	5/15/43	10,000,000		11,012,000
Upland,
COP, Refunding (San Antonio Regional
Hospital)	5.00	1/1/47	3,000,000		3,285,150
Walnut Energy Center Authority,
Revenue Bonds	5.00	1/1/27	3,150,000		3,635,005

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 100.1% (continued)
California - 99.4% (continued)
Wiseburn School District,
GO	0.00	8/1/37	6,400,000 [b]	3,077,824
				901,789,611
U.S. Related - .7%
Puerto Rico Highway & Transportation
Authority,
Highway Revenue Bonds, Refunding
(Insured; Assured Guaranty Municipal
Corporation) Series 2007 CC	5.25	7/1/34	5,905,000	6,989,689
Total Investments (cost $870,806,844)			100.1%	908,779,300
Liabilities, Less Cash and Receivables			(0.1%)	(1,305,922)
Net Assets			100.0%	907,473,378

[a] Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
[b] Security issued with a zero coupon. Income is recognized through the accretion of discount.
[c] Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2018, these securities were valued at $54,571,293 or 6.01% of net assets.
[d] These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by
U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
[e] Collateral for floating rate borrowings.

STATEMENT OF INVESTMENTS
Dreyfus California AMT-Free Municipal Bond Fund
August 31, 2018 (Unaudited)

The following is a summary of the inputs used as of August 31, 2018 in valuing the fund’s investments:

		Level 2 - Other	Level 3 -
	Level 1 -	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds†	-	908,779,300	-	908,779,300
Liabilities ($)
Floating Rate Notes††	-	(12,750,000)	-	(12,750,000)

†	See Statement of Investments for additional detailed categorizations.
††	Certain of the fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at

NOTES

fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust (the “Inverse Floater Trust”). The Inverse Floater Trust typically issues two variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals (“Trust Certificates”). A residual interest tax-exempt security is also created by the Inverse Floater Trust, which is transferred to the fund, and is paid interest based on the remaining cash flows of the Inverse Floater Trust, after payment of interest on the other securities and various expenses of the Inverse Floater Trust. An Inverse Floater Trust may be collapsed without the consent of the fund due to certain termination events such as bankruptcy, default or other credit event.

The fund accounts for the transfer of bonds to the Inverse Floater Trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the Trust Certificates reflected as fund liabilities in the Statement of Assets and Liabilities.

The fund may invest in inverse floater securities on either a non-recourse or recourse basis. These securities are typically supported by a liquidity facility provided by a bank or other financial institution (the “Liquidity Provider”) that allows the holders of the Trust Certificates to tender their certificates in exchange for payment from the Liquidity Provider of par plus accrued interest on any business day prior to a termination event. When the fund invests in inverse floater securities on a non-recourse basis, the Liquidity

NOTES

Provider is required to make a payment under the liquidity facility due to a termination event to the holders of the Trust Certificates. When this occurs, the Liquidity Provider typically liquidates all or a portion of the municipal securities held in the Inverse Floater Trust. A liquidation shortfall occurs if the Trust Certificates exceed the proceeds of the sale of the bonds in the Inverse Floater Trust (“Liquidation Shortfall”). When a fund invests in inverse floater securities on a recourse basis, the fund typically enters into a reimbursement agreement with the Liquidity Provider where the fund is required to repay the Liquidity Provider the amount of any Liquidation Shortfall. As a result, a fund investing in a recourse inverse floater security bears the risk of loss with respect to any Liquidation Shortfall.

At August 31, 2018, accumulated net unrealized appreciation on investments was $37,972,456, consisting of $41,744,114 gross unrealized appreciation and $3,771,658 gross unrealized depreciation.

At August 31, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier California AMT-Free Municipal Bond Fund, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    October 19, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    October 19, 2018

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    October 19, 2018

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)